Index 500 Stock Portfolio Investment Objectives and Goals - Index 500 Stock Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Index 500 Stock Portfolio – Summary
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Portfolio is to achieve investment results that approximate the performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”).